Equity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 04, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 09, 2018	Mar. 31, 2018	Nov. 08, 2017	Nov. 07, 2017
Class of Stock Disclosures [Abstract]
Common stock, voting rights					The holders of common stock are entitled to one vote per share on all matters voted on by stockholders, including election of the Board. Our charter does not provide for cumulative voting in the election of directors.
Share price	$ 10.20							$ 11.05		$ 11.00	$ 10.20
SRP, outstanding requests		10,800,000	13,400,000		10,800,000
Class of Stock [Line Items]
Vesting of Class B units					$ 24,037	$ 0	$ 0
Issuance of partnership units for asset management services					27,647		4,047
Distributions to noncontrolling interests			$ (14,097)	$ (933)	(9,125)	$ (1,882)	$ (1,835)
Payments to noncontrolling interests					$ 9,600
OP units repurchased					417,801
Payments for OP units repurchased					$ 4,179
Payments for repurchase of unvested Class B units, and termination of special limited partnership interest and fee-sharing arrangements					$ 5,400
OP units		44,454,000	44,500,000		44,454,000	2,785,000
Class B units unvested		0	0	2,900,000	0	2,610,000	2,100,000
Noncontrolling Interest
Class of Stock [Line Items]
Issuance of partnership units for asset management services					$ 27,647		$ 4,047
Distributions to noncontrolling interests			$ (14,097)	$ (933)	(9,125)	$ (1,882)	$ (1,835)
Payments for OP units repurchased					$ 4,179
Phillips Edison Limited Partnership
Class of Stock Disclosures [Abstract]
Share price	$ 10.20
Class of Stock [Line Items]
OP units issued, shares	39,400,000	39,400,000
Noncontrolling interest, ownership percentage by noncontrolling owners	19.40%
Subsidiaries [Member]
Class of Stock [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		25.00%	25.00%		25.00%				25.00%